                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                           June, 2006
Payment Date                                                                 7/17/2006
Transaction Month                                                                    5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                WEIGHTED AVG REMAINING
                         DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                       -----------------   ------------------   ----------------------
Initial Pool Balance   $3,164,999,892.01              187,903                52 months
Original Securities:   DOLLAR AMOUNT       NOTE INTEREST RATE     LEGAL FINAL MATURITY
Class A-1 Notes        $  540,000,000.00               4.7248%       November 15, 2006
Class A-2 A Notes      $  500,000,000.00                5.040%      September 15, 2008
Class A-2 B Notes      $  549,951,000.00                5.209%      September 15, 2008
Class A-3 Notes        $  901,239,000.00                5.050%          March 15, 2010
Class A-4 Notes        $  316,809,000.00                5.070%       December 15, 2010
Class B Notes          $   88,674,000.00                5.290%          April 15, 2011
Class C Notes          $   59,116,000.00                5.480%      September 15, 2011
Class D Notes          $   59,116,000.00                7.210%         August 15, 2012
                       -----------------
   Total               $3,014,905,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                $ 14,974,796.76

PRINCIPAL:
   Principal Collections                                               $ 62,274,671.05
   Prepayments in Full                                                 $ 41,833,075.84
   Liquidation Proceeds                                                $  1,123,447.28
   Recoveries                                                          $      5,250.04
                                                                       ---------------
      SUB TOTAL                                                        $105,236,444.21
                                                                       ---------------
COLLECTIONS                                                            $120,211,240.97

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                               $    221,888.78
   Purchase Amounts Related to Interest                                $      1,482.46
                                                                       ---------------
   SUB TOTAL                                                           $    223,371.24

Clean-up Call                                                          $          0.00
                                                                       ---------------
AVAILABLE COLLECTIONS                                                  $120,434,612.21

Reserve Account Draw Amount                                            $          0.00
Net Swap Receipt - Tranche A-2b                                        $    243,353.32
                                                                       ---------------
AVAILABLE FUNDS                                                        $120,677,965.53

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                      June, 2006
Payment Date                                                                                            7/17/2006
Transaction Month                                                                                               5

III. DISTRIBUTIONS

                                                                                     CARRYOVER      REMAINING
                                    CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
                                    -----------------   ---------------  ---------   ---------   ---------------
Owner Trustee Fees and Expenses       $         0.00    $          0.00     $0.00       $0.00     $120,677,965.53
Indenture Trustee Fees and            $         0.00    $          0.00     $0.00       $0.00     $120,677,965.53
Servicing Fee                         $ 2,224,528.44    $  2,224,528.44     $0.00       $0.00     $118,453,437.09
Net Swap Payment - Tranche A-2 B      $         0.00    $          0.00     $0.00       $0.00     $118,453,437.09
Interest - Class A-1 Notes            $   150,669.39    $    150,669.39     $0.00       $0.00     $118,302,767.70
Interest - Class A-2 A Notes          $ 2,100,000.00    $  2,100,000.00     $0.00       $0.00     $116,202,767.70
Interest - Class A-2 B Notes          $ 2,546,273.13    $  2,546,273.13     $0.00       $0.00     $113,656,494.57
Interest - Class A-3 Notes            $ 3,792,714.13    $  3,792,714.13     $0.00       $0.00     $109,863,780.44
Interest - Class A-4 Notes            $ 1,338,518.03    $  1,338,518.03     $0.00       $0.00     $108,525,262.41
Swap Termination Payment              $         0.00    $          0.00     $0.00       $0.00     $108,525,262.41
First Priority Principal Payment      $         0.00    $          0.00     $0.00       $0.00     $108,525,262.41
Interest - Class B Notes              $   390,904.55    $    390,904.55     $0.00       $0.00     $108,134,357.86
Second Priority Principal Payment     $ 1,223,915.28    $  1,223,915.28     $0.00       $0.00     $106,910,442.58
Interest - Class C Notes              $   269,963.07    $    269,963.07     $0.00       $0.00     $106,640,479.51
Third Priority Principal Payment      $59,116,000.00    $ 59,116,000.00     $0.00       $0.00     $ 47,524,479.51
Interest - Class D Notes              $   355,188.63    $    355,188.63     $0.00       $0.00     $ 47,169,290.88
Reserve Account Deposit               $         0.00    $          0.00     $0.00       $0.00     $ 47,169,290.88
Regular Principal Payment             $68,923,850.50    $ 47,169,290.88     $0.00       $0.00     $          0.00
Additional Trustee Fees and           $         0.00    $          0.00     $0.00       $0.00     $          0.00
Residual Released to Depositor        $         0.00    $          0.00     $0.00       $0.00     $          0.00
                                                        ---------------
TOTAL                                                   $120,677,965.53

PRINCIPAL PAYMENT:

First Priority Principal Payment                                                                  $          0.00
Second Priority Principal Payment                                                                 $  1,223,915.28
Third Priority Principal Payment                                                                  $ 59,116,000.00
Regular Principal Payment                                                                         $ 47,169,290.88
                                                                                                  ---------------
TOTAL                                                                                             $107,509,206.16

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL            NOTEHOLDER INTEREST
                                PAYMENTS                        PAYMENTS                    TOTAL PAYMENT
                      ----------------------------    ---------------------------    ----------------------------
                                        PER $1,000                     PER $1,000                      PER $1,000
                                            OF                             OF                              OF
                                         ORIGINAL                       ORIGINAL                        ORIGINAL
                           ACTUAL         BALANCE         ACTUAL         BALANCE          ACTUAL         BALANCE
                      ---------------   ----------    --------------   ----------    ---------------   ----------
Class A-1 Notes       $ 35,875,183.72     $66.44      $   150,669.39      $0.28      $ 36,025,853.11     $66.71
Class A-2 A Notes     $ 34,113,031.20     $68.23      $ 2,100,000.00      $4.20      $ 36,213,031.20     $72.43
Class A-2 B Notes     $ 37,520,991.24     $68.23      $ 2,546,273.13      $4.63      $ 36,213,031.20     $72.43
Class A-3 Notes       $          0.00     $ 0.00      $ 3,792,714.13      $4.21      $  3,792,714.13     $ 4.21
Class A-4 Notes       $          0.00     $ 0.00      $ 1,338,518.03      $4.23      $  1,338,518.03     $ 4.23
Class B Notes         $          0.00     $ 0.00      $   390,904.55      $4.41      $    390,904.55     $ 4.41
Class C Notes         $          0.00     $ 0.00      $   269,963.07      $4.57      $    269,963.07     $ 4.57
Class D Notes         $          0.00     $ 0.00      $   355,188.63      $6.01      $    355,188.63     $ 6.01
                      ---------------     ------      --------------      -----      ---------------     ------
TOTAL                 $107,509,206.16     $35.66      $10,944,230.93      $3.63      $118,453,437.09     $39.29

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                             June, 2006
Payment Date                                                                                   7/17/2006
Transaction Month                                                                                      5

V. NOTE BALANCE AND POOL INFORMATION

                           BEGINNING OF                             END OF PERIOD
                          PERIOD BALANCE       NOTE FACTOR             BALANCE               NOTE FACTOR
                        -----------------      -----------        -----------------          -----------
Class A-1 Notes         $   35,875,183.72       0.0664355         $            0.00            0.0000000
Class A-2 A Notes       $  500,000,000.00       1.0000000         $  465,886,968.80            0.9317739
Class A-2 B Notes       $  549,951,000.00       1.0000000         $  512,430,008.76            0.9317739
Class A-3 Notes         $  901,239,000.00       1.0000000         $  901,239,000.00            1.0000000
Class A-4 Notes         $  316,809,000.00       1.0000000         $  316,809,000.00            1.0000000
Class B Notes           $   88,674,000.00       1.0000000         $   88,674,000.00            1.0000000
Class C Notes           $   59,116,000.00       1.0000000         $   59,116,000.00            1.0000000
Class D Notes           $   59,116,000.00       1.0000000         $   59,116,000.00            1.0000000
                        -----------------       ---------         -----------------            ---------
TOTAL                   $2,510,780,183.72       0.8327892         $2,403,270,977.56            0.7971299

POOL INFORMATION

Weighted Average APR                                                          6.604%               6.601%
Weighted Average Remaining Term                                               49.01                48.28
Number of Receivables Outstanding                                           164,349              158,740
Pool Balance                                                      $2,669,434,126.16    $2,563,284,996.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)                $2,490,360,090.56    $2,391,324,268.44
Pool Factor                                                               0.8434231            0.8098847

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                               $ 15,824,999.46
Targeted Credit Enhancement Amount                                                       $ 25,632,849.96
Yield Supplement Overcollateralization Amount                                            $171,960,727.75
Targeted Overcollateralization Amount                                                    $181,768,578.25
Actual Overcollateralization Amount (EOP Pool
   Balance -EOP  Note Balance)                                                           $160,014,018.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                        $15,824,999.46
Reserve Account Deposits Made                                                                      0.00
Reserve Account Draw Amount                                                                        0.00
                                                                                         --------------
Ending Reserve Account Balance                                                           $15,824,999.46
Change in Reserve Account Balance                                                        $         0.00
Specified Reserve Balance                                                                $15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                           June, 2006
Payment Date                                                                 7/17/2006
Transaction Month                                                                    5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                      # OF RECEIVABLES       AMOUNT
                                                      ----------------   -------------
Realized Loss                                                      938   $  696,047.02
(Recoveries)                                                        14   $    5,250.04
                                                                         -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                 $  690,796.98
Cumulative Net Losses Last Collection                                    $  926,774.44
                                                                         -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                         $1,617,571.42
Ratio of Net Losses for Current Collection Period
   to Beginning of Period Pool Balance (annualized)                               0.31%

DELINQUENT RECEIVABLES:

                                     % OF EOP POOL   # OF RECEIVABLES       AMOUNT
                                     -------------   ----------------   --------------
31-60 Days Delinquent                     0.74%            1,105        $18,878,767.09
61-90 Days Delinquent                     0.08%               96        $ 2,027,401.15
91-120 Days Delinquent                    0.01%               12        $   238,801.53
Over 120 Days Delinquent                  0.01%                6        $   154,492.76
                                          ----             -----        --------------
TOTAL DELINQUENT RECEIVABLES              0.80%            1,219        $21,299,462.53

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                  100         $1,700,856.56
Total Repossesed Inventory                                    98         $2,031,658.15

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                              0.1216%
Preceding Collection Period                                                     0.2091%
Current Collection Period                                                       0.3168%
Three Month Average                                                             0.2159%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:

Second Preceding Collection Period                                              0.0311%
Preceding Collection Period                                                     0.0572%
Current Collection Period                                                       0.0718%
Three Month Average                                                             0.0534%